Segment Report - Schedule of Segment Report (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	$ 4,500.7	$ 4,286.7	$ 4,195.2
Cost of sales	(2,747.0)	(2,607.7)	(2,374.9)
Cost of sales before gold inventory change and amortisation and depreciation	(2,042.4)	(1,931.5)	(1,784.5)
Gold inventory change	90.7	168.1	122.8
Amortisation and depreciation	(795.3)	(844.3)	(713.2)
Investment income	24.9	13.3	8.3
Finance expense	(62.9)	(72.5)	(100.9)
Share-based payments	(9.1)	(6.9)	(12.7)
Long-term incentive plan	(55.8)	(29.0)	(28.5)
Exploration expense	(76.2)	(81.0)	(60.6)
Restructuring costs	(7.8)	(11.3)	(1.3)
Ghana expected credit loss	(33.2)	(17.5)
Silicosis settlement costs	4.1	2.2	0.7
Yamana break fee	0.0	300.0	0.0
Yamana transaction costs	0.0	(33.0)	0.0
Profit on disposal of assets	32.4	10.4	8.5
Royalties	(116.4)	(110.4)	(112.4)
Mining and income taxation	(465.1)	(442.1)	(424.9)
Profit/(loss) for the year	726.3	721.7	829.5
Owners of the parent	703.3	711.0	789.3
– Non-controlling interest holders	(11.1)	(9.7)	(7.4)
Investment in joint ventures	538.6	72.5
Profit from continuing operations	745.2	708.7	858.9
Profit (loss) from discontinued operations	18.9	(13.0)	29.4
Share of results of equity investees, net of taxation	32.6	2.9	2.6
Assets held for sale	153.3	0.0
Revenue from the sale of copper	207.6	201.6	232.3
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Revenue	4,616.1	4,420.4	4,367.3
Cost of sales	(2,815.9)	(2,700.5)	(2,507.7)
Cost of sales before gold inventory change and amortisation and depreciation	(2,102.9)	(2,004.3)	(1,899.4)
Gold inventory change	87.0	158.7	127.4
Amortisation and depreciation	(800.0)	(854.9)	(735.4)
Other costs	(93.0)	(26.8)	(57.4)
Investment income	24.9	13.3	8.3
Finance expense	(62.9)	(72.5)	(100.9)
Gain/(loss) on financial instruments		24.0	(100.4)
Share-based payments	(9.1)	(6.9)	(12.7)
Long-term incentive plan	(55.8)	(29.0)	(28.5)
Exploration expense	(76.2)	(81.0)	(60.6)
Restructuring costs	(7.8)	(11.3)	(1.3)
Ghana expected credit loss	(33.2)	(17.5)	(41.1)
Silicosis settlement costs	4.1	2.2	0.7
Impairment of investments and assets	(156.4)	(505.0)	(42.4)
Yamana break fee		300.0
Yamana transaction costs		(33.0)
Profit on disposal of assets	32.4	10.4	8.5
Royalties	(123.0)	(117.1)	(121.0)
Mining and income taxation	(465.1)	(442.1)	(424.9)
Current taxation	(458.3)	(475.1)	(448.6)
Deferred taxation	(6.8)	33.0	23.7
Profit/(loss) for the year	779.1	727.5	885.9
Owners of the parent	756.1	716.8	845.7
– Non-controlling interest holders	23.0	10.7	40.2
Total assets (excluding deferred taxation)	8,054.1	7,142.6	7,088.2
Total liabilities (excluding deferred taxation)	3,217.2	2,598.8	2,717.8
Net deferred taxation (assets)/liabilities	217.1	204.3	240.3
Capital expenditure	1,079.5	1,077.0	1,109.2
Share of results of equity investees, net of taxation	51.5	(10.1)	32.0
Discontinued operations
Disclosure of operating segments [line items]
Share of results of equity investees, net of taxation	(18.9)	13.0	(29.4)
Discontinued operations | Purchase Price Allocation Fair Value Adjustment | Asanko Gold
Disclosure of operating segments [line items]
Share of results of equity investees, net of taxation	6.0	5.8	3.6
Discontinued operations | Impairment | Asanko Gold
Disclosure of operating segments [line items]
Share of results of equity investees, net of taxation	46.9	0.0	52.8
Corporate and other
Disclosure of operating segments [line items]
Share of results of equity investees, net of taxation	32.6	2.9	2.6
Corporate related costs	6.0	8.7	11.7
Operating segments
Disclosure of operating segments [line items]
Revenue	4,500.7	4,286.7	4,195.2
Cost of sales	(2,747.0)	(2,607.7)	(2,374.9)
Cost of sales before gold inventory change and amortisation and depreciation	(2,042.4)	(1,931.5)	(1,784.5)
Gold inventory change	90.7	168.1	122.8
Amortisation and depreciation	(795.3)	(844.3)	(713.2)
Other costs	(87.0)	(11.5)	(53.6)
Investment income	24.9	13.3	8.3
Finance expense	(62.9)	(72.5)	(100.9)
Gain/(loss) on financial instruments		24.0	(100.4)
Share-based payments	(9.1)	(6.9)	(12.7)
Long-term incentive plan	(55.8)	(29.0)	(28.5)
Exploration expense	(76.2)	(81.0)	(60.6)
Restructuring costs	(7.8)	(11.3)	(1.3)
Ghana expected credit loss	(33.2)	(17.5)	(41.1)
Silicosis settlement costs	4.1	2.2	0.7
Impairment of investments and assets	(156.4)	(505.0)	(42.4)
Yamana break fee		300.0
Yamana transaction costs		(33.0)
Profit on disposal of assets	32.4	10.4	8.5
Royalties	(116.4)	(110.4)	(112.4)
Mining and income taxation	(465.1)	(442.1)	(424.9)
Current taxation	(458.3)	(475.1)	(448.6)
Deferred taxation	(6.8)	33.0	23.7
Profit/(loss) for the year	745.2	708.7	858.9
Owners of the parent	722.2	698.0	818.7
– Non-controlling interest holders	23.0	10.7	40.2
Total assets (excluding deferred taxation)	7,900.8	7,142.6	7,088.2
Total liabilities (excluding deferred taxation)	3,217.2	2,598.8	2,717.8
Net deferred taxation (assets)/liabilities	217.1	204.3	240.3
Capital expenditure	1,054.7	1,069.3	1,088.7
Operating segments | Corporate and other
Disclosure of operating segments [line items]
Revenue	0.0	0.0	0.0
Cost of sales	(14.0)	(15.1)	(17.4)
Cost of sales before gold inventory change and amortisation and depreciation	0.0	0.0	0.0
Gold inventory change	0.0	0.0	0.0
Amortisation and depreciation	(14.0)	(15.1)	(17.4)
Other costs	(38.6)	(11.6)	(14.3)
Investment income	9.9	2.2	(1.1)
Finance expense	(2.1)	(26.1)	(51.2)
Gain/(loss) on financial instruments		(1.8)	8.7
Share-based payments	(5.6)	(3.7)	(6.7)
Long-term incentive plan	(17.2)	(6.7)	(9.1)
Exploration expense	(2.0)	(0.2)	(0.9)
Restructuring costs	0.0	0.0	0.0
Ghana expected credit loss	0.0	0.0	0.0
Silicosis settlement costs	4.1	2.2	0.7
Impairment of investments and assets	0.0	(113.6)	(30.8)
Yamana break fee		300.0
Yamana transaction costs		(33.0)
Profit on disposal of assets	0.0	(0.1)	0.0
Royalties	0.0	0.0	0.0
Mining and income taxation	(23.8)	(93.4)	(9.8)
Current taxation	(13.4)	(84.2)	(28.0)
Deferred taxation	(10.4)	(9.2)	18.2
Profit/(loss) for the year	(89.3)	(0.9)	(131.9)
Owners of the parent	(89.3)	(0.9)	(131.9)
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	475.8	(121.9)	291.6
Total liabilities (excluding deferred taxation)	(228.8)	(941.5)	(436.8)
Net deferred taxation (assets)/liabilities	(22.4)	(37.0)	(41.6)
Capital expenditure	2.2	2.2	0.8
Asanko Gold
Disclosure of operating segments [line items]
Revenue	256.5	297.1
Amortisation and depreciation	(13.7)	(30.8)
Royalties	(14.6)	(14.9)
Profit/(loss) for the year	62.2	28.9
Investment in joint ventures	53.6	72.5
Assets held for sale	53.6	0.0
Asanko Gold | Impairment
Disclosure of operating segments [line items]
Share of results of equity investees, net of taxation	$ 46.9	$ 0.0	$ 52.8
South Deep
Disclosure of operating segments [line items]
Applicable tax rate	28.00%	28.00%	29.00%
Asanko
Disclosure of operating segments [line items]
Investment in joint ventures		$ 72.5	$ 72.5
Assets held for sale	$ 153.3
South Africa
Disclosure of operating segments [line items]
Royalties	(3.1)	(2.9)	(2.6)
South Africa | Operating segments | South Deep
Disclosure of operating segments [line items]
Revenue	622.8	587.9	523.8
Cost of sales	(384.2)	(365.7)	(347.9)
Cost of sales before gold inventory change and amortisation and depreciation	(315.2)	(324.6)	(312.2)
Gold inventory change	(13.8)	10.7	7.3
Amortisation and depreciation	(55.2)	(51.8)	(43.0)
Other costs	(3.1)	(4.0)	(6.0)
Investment income	8.4	6.9	2.6
Finance expense	(1.5)	(1.6)	(1.9)
Gain/(loss) on financial instruments		0.0	0.0
Share-based payments	(0.3)	(0.9)	(0.3)
Long-term incentive plan	(4.9)	(4.3)	(1.6)
Exploration expense	0.0	0.0	0.0
Restructuring costs	0.0	0.0	0.0
Ghana expected credit loss	0.0	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment of investments and assets	0.0	0.0	0.0
Yamana break fee		0.0
Yamana transaction costs		0.0
Profit on disposal of assets	0.3	0.3	0.2
Royalties	(3.1)	(2.9)	(2.6)
Mining and income taxation	(68.6)	(69.0)	(51.8)
Current taxation	(0.5)	0.0	0.0
Deferred taxation	(68.1)	(69.0)	(51.8)
Profit/(loss) for the year	165.8	146.7	114.5
Owners of the parent	159.6	141.3	110.4
– Non-controlling interest holders	6.2	5.4	4.1
Total assets (excluding deferred taxation)	919.4	1,083.6	898.3
Total liabilities (excluding deferred taxation)	680.8	1,080.8	1,117.9
Net deferred taxation (assets)/liabilities	30.9	(40.5)	(114.2)
Capital expenditure	93.1	118.7	89.3
Ghana
Disclosure of operating segments [line items]
Exploration expense	(9.0)	(12.1)	(9.6)
Royalties	(54.6)	(54.8)	(55.8)
Ghana | Operating segments
Disclosure of operating segments [line items]
Revenue	1,365.9	1,368.6	1,394.4
Cost of sales	(906.5)	(841.2)	(725.1)
Cost of sales before gold inventory change and amortisation and depreciation	(633.1)	(600.2)	(561.7)
Gold inventory change	7.9	76.7	101.5
Amortisation and depreciation	(281.3)	(317.7)	(264.9)
Other costs	(21.2)	8.9	(2.7)
Investment income	2.8	3.0	6.8
Finance expense	(19.8)	(20.0)	(23.5)
Gain/(loss) on financial instruments		13.4	13.4
Share-based payments	(0.9)	(0.4)	(2.1)
Long-term incentive plan	(8.8)	(2.6)	(7.2)
Exploration expense	(9.0)	(12.2)	(9.6)
Restructuring costs	(7.1)	(11.3)	(1.3)
Ghana expected credit loss	(33.2)	(17.5)	(41.1)
Silicosis settlement costs	0.0	0.0	0.0
Impairment of investments and assets	0.0	(325.2)	0.0
Yamana break fee		0.0
Yamana transaction costs		0.0
Profit on disposal of assets	0.0	0.0	0.0
Royalties	(54.6)	(54.8)	(55.8)
Mining and income taxation	(136.8)	(55.8)	(187.6)
Current taxation	(150.8)	(164.2)	(191.4)
Deferred taxation	14.0	108.4	3.8
Profit/(loss) for the year	170.8	52.9	358.5
Owners of the parent	153.8	47.6	322.7
– Non-controlling interest holders	17.0	5.3	35.8
Total assets (excluding deferred taxation)	1,806.8	1,770.5	2,159.0
Total liabilities (excluding deferred taxation)	463.3	459.6	496.4
Net deferred taxation (assets)/liabilities	161.4	175.4	283.8
Capital expenditure	221.2	289.1	232.4
Ghana | Operating segments | Tarkwa
Disclosure of operating segments [line items]
Revenue	1,068.9	953.8	936.9
Cost of sales	(603.0)	(591.9)	(482.4)
Cost of sales before gold inventory change and amortisation and depreciation	(455.1)	(406.9)	(339.7)
Gold inventory change	52.9	35.6	29.6
Amortisation and depreciation	(200.8)	(220.6)	(172.3)
Other costs	(16.6)	8.9	(0.7)
Investment income	2.6	2.8	6.0
Finance expense	(14.8)	(14.8)	(15.5)
Gain/(loss) on financial instruments		9.5	11.6
Share-based payments	(0.8)	(0.3)	(2.1)
Long-term incentive plan	(6.6)	(2.0)	(5.5)
Exploration expense	(6.0)	(3.0)	(3.0)
Restructuring costs	(1.6)	(8.7)	(1.3)
Ghana expected credit loss	(25.4)	(13.6)	(23.4)
Silicosis settlement costs	0.0	0.0	0.0
Impairment of investments and assets	0.0	(325.2)	0.0
Yamana break fee		0.0
Yamana transaction costs		0.0
Profit on disposal of assets	0.0	0.0	0.0
Royalties	(42.8)	(38.2)	(37.5)
Mining and income taxation	(129.5)	(10.1)	(123.3)
Current taxation	(129.4)	(110.6)	(110.3)
Deferred taxation	(0.1)	100.5	(13.0)
Profit/(loss) for the year	224.4	(32.8)	259.8
Owners of the parent	202.0	(29.5)	233.8
– Non-controlling interest holders	22.4	(3.3)	26.0
Total assets (excluding deferred taxation)	1,475.4	1,342.9	1,786.3
Total liabilities (excluding deferred taxation)	364.4	337.2	359.1
Net deferred taxation (assets)/liabilities	161.4	161.3	261.8
Capital expenditure	216.3	229.0	209.0
Ghana | Operating segments | Damang
Disclosure of operating segments [line items]
Revenue	297.0	414.8	457.5
Cost of sales	(303.5)	(249.3)	(242.7)
Cost of sales before gold inventory change and amortisation and depreciation	(178.0)	(193.3)	(222.0)
Gold inventory change	(45.0)	41.1	71.9
Amortisation and depreciation	(80.5)	(97.1)	(92.6)
Other costs	(4.6)	0.0	(2.0)
Investment income	0.2	0.2	0.8
Finance expense	(5.0)	(5.2)	(8.0)
Gain/(loss) on financial instruments		3.9	1.8
Share-based payments	(0.1)	(0.1)	0.0
Long-term incentive plan	(2.2)	(0.6)	(1.7)
Exploration expense	(3.0)	(9.2)	(6.6)
Restructuring costs	(5.5)	(2.6)	0.0
Ghana expected credit loss	(7.8)	(3.9)	(17.7)
Silicosis settlement costs	0.0	0.0	0.0
Impairment of investments and assets	0.0	0.0	0.0
Yamana break fee		0.0
Yamana transaction costs		0.0
Profit on disposal of assets	0.0	0.0	0.0
Royalties	(11.9)	(16.6)	(18.3)
Mining and income taxation	(7.3)	(45.7)	(64.3)
Current taxation	(21.4)	(53.6)	(81.1)
Deferred taxation	14.1	7.9	16.8
Profit/(loss) for the year	(53.7)	85.7	98.7
Owners of the parent	(48.3)	77.1	88.9
– Non-controlling interest holders	(5.4)	8.6	9.8
Total assets (excluding deferred taxation)	331.4	427.6	372.7
Total liabilities (excluding deferred taxation)	98.9	122.4	137.3
Net deferred taxation (assets)/liabilities	0.0	14.1	22.0
Capital expenditure	4.9	60.1	23.4
Ghana | Operating segments | Asanko | Discontinued operations
Disclosure of operating segments [line items]
Revenue	115.4	133.7	172.1
Cost of sales	(68.9)	(92.8)	(132.7)
Cost of sales before gold inventory change and amortisation and depreciation	(60.5)	(72.8)	(115.0)
Gold inventory change	(3.7)	(9.4)	4.6
Amortisation and depreciation	(4.7)	(10.6)	(22.3)
Other costs	(6.0)	(15.3)	(3.7)
Investment income	0.0	0.0	0.0
Finance expense	0.0	0.0	0.0
Gain/(loss) on financial instruments		0.0	0.0
Share-based payments	0.0	0.0	0.0
Long-term incentive plan	0.0	0.0	0.0
Exploration expense	0.0	0.0	0.0
Restructuring costs	0.0	0.0	0.0
Ghana expected credit loss	0.0	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment of investments and assets	0.0	0.0	0.0
Yamana break fee		0.0
Yamana transaction costs		0.0
Profit on disposal of assets	0.0	0.0	0.0
Royalties	(6.6)	(6.7)	(8.6)
Mining and income taxation	0.0	0.0	0.0
Current taxation	0.0	0.0	0.0
Deferred taxation	0.0	0.0	0.0
Profit/(loss) for the year	34.0	18.8	27.0
Owners of the parent	34.0	18.8	27.0
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	153.3	0.0	0.0
Total liabilities (excluding deferred taxation)	0.0	0.0	0.0
Net deferred taxation (assets)/liabilities	0.0	0.0	0.0
Capital expenditure	24.8	7.7	20.5
Peru
Disclosure of operating segments [line items]
Exploration expense	(3.9)	(2.8)	(1.6)
Royalties	(7.0)	(5.9)	(8.0)
Peru | Operating segments | Cerro Corona
Disclosure of operating segments [line items]
Revenue	451.4	434.7	434.8
Cost of sales	(291.6)	(300.9)	(263.9)
Cost of sales before gold inventory change and amortisation and depreciation	(227.1)	(224.9)	(190.0)
Gold inventory change	46.2	49.6	14.4
Amortisation and depreciation	(110.7)	(125.6)	(88.3)
Other costs	(11.3)	(6.6)	(10.5)
Investment income	0.0	0.0	0.0
Finance expense	(11.8)	(6.9)	(5.6)
Gain/(loss) on financial instruments		0.0	(31.8)
Share-based payments	(1.3)	(1.1)	(1.5)
Long-term incentive plan	(7.4)	(4.2)	(1.0)
Exploration expense	(3.9)	(2.8)	(1.6)
Restructuring costs	0.0	0.0	0.0
Ghana expected credit loss	0.0	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment of investments and assets	(156.4)	(65.6)	(1.6)
Yamana break fee		0.0
Yamana transaction costs		0.0
Profit on disposal of assets	(0.1)	0.0	0.0
Royalties	(7.0)	(5.9)	(8.0)
Mining and income taxation	(2.2)	(12.8)	(54.5)
Current taxation	(63.3)	(43.4)	(61.2)
Deferred taxation	61.1	30.6	6.7
Profit/(loss) for the year	(41.6)	27.9	54.8
Owners of the parent	(41.4)	27.9	54.5
– Non-controlling interest holders	(0.2)	0.0	0.3
Total assets (excluding deferred taxation)	519.3	691.2	797.2
Total liabilities (excluding deferred taxation)	320.4	282.6	294.1
Net deferred taxation (assets)/liabilities	(41.5)	19.7	50.3
Capital expenditure	44.4	46.0	55.7
Chile
Disclosure of operating segments [line items]
Exploration expense	(29.3)	(32.3)	(27.2)
Chile | Operating segments | Salares Norte
Disclosure of operating segments [line items]
Revenue	0.0	0.0	0.0
Cost of sales	(1.3)	(1.3)	0.0
Cost of sales before gold inventory change and amortisation and depreciation	(12.2)	(4.6)	0.0
Gold inventory change	57.1	9.7	0.0
Amortisation and depreciation	(46.2)	(6.4)	0.0
Other costs	(3.5)	0.5	(9.1)
Investment income	0.9	0.5	0.0
Finance expense	(2.1)	(0.1)	0.0
Gain/(loss) on financial instruments		2.1	(60.0)
Share-based payments	(0.1)	(0.1)	0.2
Long-term incentive plan	(0.3)	(0.8)	0.6
Exploration expense	(29.3)	(32.3)	27.2
Restructuring costs	0.0	0.0	0.0
Ghana expected credit loss	0.0	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment of investments and assets	0.0	(0.6)	0.0
Yamana break fee		0.0
Yamana transaction costs		0.0
Profit on disposal of assets	0.0	0.0	0.0
Royalties	0.0	0.0	0.0
Mining and income taxation	10.1	8.2	(84.8)
Current taxation	0.0	(1.1)	1.9
Deferred taxation	10.1	9.3	(86.7)
Profit/(loss) for the year	(25.6)	(23.9)	(12.3)
Owners of the parent	(25.6)	(23.9)	(12.3)
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	1,435.7	896.9	589.5
Total liabilities (excluding deferred taxation)	1,347.2	882.9	662.4
Net deferred taxation (assets)/liabilities	(106.1)	(96.0)	(86.7)
Capital expenditure	398.1	296.7	374.9
South America | Operating segments | Salares Norte
Disclosure of operating segments [line items]
Revenue	451.4	434.7	434.8
Cost of sales	(291.6)	(302.2)	263.9
Cost of sales before gold inventory change and amortisation and depreciation	(239.3)	(229.5)	190.0
Gold inventory change	103.3	59.3	14.4
Amortisation and depreciation	(156.9)	(132.0)	88.3
Other costs	(14.8)	(6.1)	(19.6)
Investment income	0.9	0.5	0.0
Finance expense	(13.9)	(7.0)	5.6
Gain/(loss) on financial instruments		2.1	(91.8)
Share-based payments	(1.4)	(1.2)	1.7
Long-term incentive plan	(7.7)	(5.0)	1.6
Exploration expense	(33.2)	(35.1)	28.8
Restructuring costs	0.0	0.0	0.0
Ghana expected credit loss	0.0	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment of investments and assets	(156.4)	(66.2)	1.6
Yamana break fee		0.0
Yamana transaction costs		0.0
Profit on disposal of assets	(0.1)	0.0	0.0
Royalties	(7.0)	(5.9)	8.0
Mining and income taxation	7.9	(4.6)	(30.3)
Current taxation	(63.3)	(44.5)	63.1
Deferred taxation	71.2	39.9	(93.4)
Profit/(loss) for the year	(67.2)	4.0	42.5
Owners of the parent	(67.0)	4.0	42.2
– Non-controlling interest holders	(0.2)	0.0	0.3
Total assets (excluding deferred taxation)	1,955.0	1,588.1	1,386.7
Total liabilities (excluding deferred taxation)	1,667.6	1,165.5	956.5
Net deferred taxation (assets)/liabilities	(147.6)	(76.3)	(36.4)
Capital expenditure	442.5	342.7	430.6
Australia
Disclosure of operating segments [line items]
Exploration expense	(33.4)	(33.6)	(21.3)
Royalties	(51.7)	(46.8)	(46.0)
Australia | Operating segments
Disclosure of operating segments [line items]
Revenue	2,060.7	1,895.5	1,842.3
Cost of sales	(1,149.8)	(1,083.5)	(1,020.4)
Cost of sales before gold inventory change and amortisation and depreciation	(855.2)	(777.2)	(720.5)
Gold inventory change	(6.7)	21.4	(0.3)
Amortisation and depreciation	(287.9)	(327.7)	(299.6)
Other costs	(9.3)	1.3	(11.0)
Investment income	2.9	0.7	0.0
Finance expense	(25.6)	(17.8)	(18.7)
Gain/(loss) on financial instruments		10.3	(30.7)
Share-based payments	(0.9)	(0.7)	(1.8)
Long-term incentive plan	(17.2)	(10.4)	(9.0)
Exploration expense	(32.0)	(33.5)	(21.3)
Restructuring costs	(0.7)	0.0	0.0
Ghana expected credit loss	0.0	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment of investments and assets	0.0	0.0	(10.0)
Yamana break fee		0.0
Yamana transaction costs		0.0
Profit on disposal of assets	32.2	10.2	8.3
Royalties	(51.7)	(46.8)	(46.0)
Mining and income taxation	(243.8)	(219.3)	(206.0)
Current taxation	(230.3)	(182.2)	(166.1)
Deferred taxation	(13.5)	(37.1)	(39.9)
Profit/(loss) for the year	564.8	506.1	475.8
Owners of the parent	564.8	506.1	475.8
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	2,743.8	2,822.3	2,352.6
Total liabilities (excluding deferred taxation)	634.3	834.4	583.8
Net deferred taxation (assets)/liabilities	194.8	182.7	148.7
Capital expenditure	295.7	316.6	335.6
Australia | Operating segments | St Ives
Disclosure of operating segments [line items]
Revenue	717.0	670.9	705.5
Cost of sales	(398.9)	(377.1)	(358.6)
Cost of sales before gold inventory change and amortisation and depreciation	(322.6)	(274.0)	(268.4)
Gold inventory change	(3.5)	6.1	(5.1)
Amortisation and depreciation	(72.8)	(109.2)	(85.1)
Other costs	(6.0)	(3.2)	(11.6)
Investment income	1.3	0.2	0.0
Finance expense	(4.4)	(2.1)	(1.0)
Gain/(loss) on financial instruments		4.6	(11.0)
Share-based payments	(0.3)	(0.1)	(0.6)
Long-term incentive plan	(6.3)	(3.9)	(2.9)
Exploration expense	(16.6)	(14.8)	(9.7)
Restructuring costs	(0.7)	0.0	0.0
Ghana expected credit loss	0.0	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment of investments and assets	0.0	0.0	(9.4)
Yamana break fee		0.0
Yamana transaction costs		0.0
Profit on disposal of assets	31.9	10.2	7.4
Royalties	0.0	0.0	0.0
Mining and income taxation	0.0	0.0	0.0
Current taxation	0.0	0.0	0.0
Deferred taxation	0.0	0.0	0.0
Profit/(loss) for the year	0.0	0.0	0.0
Owners of the parent	0.0	0.0	0.0
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	926.5	791.4	849.3
Total liabilities (excluding deferred taxation)	213.7	161.7	160.9
Net deferred taxation (assets)/liabilities	0.0	0.0	0.0
Capital expenditure	97.3	100.7	103.3
Australia | Operating segments | Agnew
Disclosure of operating segments [line items]
Revenue	473.6	427.9	402.0
Cost of sales	(268.4)	(254.9)	(237.3)
Cost of sales before gold inventory change and amortisation and depreciation	(200.3)	(183.0)	(168.2)
Gold inventory change	5.0	(1.2)	(4.3)
Amortisation and depreciation	(73.1)	(70.7)	(64.8)
Other costs	(3.2)	2.9	0.7
Investment income	0.5	0.1	0.0
Finance expense	(5.3)	(5.0)	(5.2)
Gain/(loss) on financial instruments		2.3	(7.4)
Share-based payments	(0.2)	(0.2)	(0.5)
Long-term incentive plan	(3.9)	(2.3)	(1.9)
Exploration expense	(9.8)	(9.4)	(4.5)
Restructuring costs	0.0	0.0	0.0
Ghana expected credit loss	0.0	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment of investments and assets	0.0	0.0	(0.6)
Yamana break fee		0.0
Yamana transaction costs		0.0
Profit on disposal of assets	0.1	0.0	1.5
Royalties	0.0	0.0	0.0
Mining and income taxation	0.0	0.0	0.0
Current taxation	0.0	0.0	0.0
Deferred taxation	0.0	0.0	0.0
Profit/(loss) for the year	0.0	0.0	0.0
Owners of the parent	0.0	0.0	0.0
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	841.1	880.0	815.7
Total liabilities (excluding deferred taxation)	153.7	147.0	162.4
Net deferred taxation (assets)/liabilities	0.0	0.0	0.0
Capital expenditure	70.4	85.1	88.2
Australia | Operating segments | Granny Smith
Disclosure of operating segments [line items]
Revenue	556.2	515.2	510.4
Cost of sales	(292.4)	(270.1)	(265.6)
Cost of sales before gold inventory change and amortisation and depreciation	(223.9)	(204.4)	(191.3)
Gold inventory change	(0.4)	1.3	(2.1)
Amortisation and depreciation	(68.1)	(67.0)	(72.2)
Other costs	(0.1)	2.0	0.2
Investment income	0.4	0.2	0.0
Finance expense	(3.2)	(2.0)	(2.1)
Gain/(loss) on financial instruments		3.0	(8.0)
Share-based payments	(0.3)	(0.3)	(0.5)
Long-term incentive plan	(5.1)	(2.9)	(2.8)
Exploration expense	(3.7)	(7.6)	(5.6)
Restructuring costs	0.0	0.0	0.0
Ghana expected credit loss	0.0	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment of investments and assets	0.0	0.0	0.0
Yamana break fee		0.0
Yamana transaction costs		0.0
Profit on disposal of assets	0.1	0.0	(0.2)
Royalties	0.0	0.0	0.0
Mining and income taxation	0.0	0.0	0.0
Current taxation	0.0	0.0	0.0
Deferred taxation	0.0	0.0	0.0
Profit/(loss) for the year	0.0	0.0	0.0
Owners of the parent	0.0	0.0	0.0
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	608.5	571.0	431.8
Total liabilities (excluding deferred taxation)	128.0	120.9	132.7
Net deferred taxation (assets)/liabilities	0.0	0.0	0.0
Capital expenditure	76.3	97.8	100.4
Australia | Operating segments | Gruyere
Disclosure of operating segments [line items]
Revenue	313.9	281.5	224.4
Cost of sales	(190.0)	(181.4)	(158.7)
Cost of sales before gold inventory change and amortisation and depreciation	(108.3)	(115.8)	(92.5)
Gold inventory change	(7.8)	15.2	11.3
Amortisation and depreciation	(73.9)	(80.8)	(77.5)
Other costs	0.0	(0.4)	(0.3)
Investment income	0.7	0.2	0.0
Finance expense	(12.7)	(8.7)	(10.4)
Gain/(loss) on financial instruments		0.4	(4.3)
Share-based payments	(0.1)	(0.1)	(0.2)
Long-term incentive plan	(1.9)	(1.3)	(1.4)
Exploration expense	(1.9)	(1.7)	(1.5)
Restructuring costs	0.0	0.0	0.0
Ghana expected credit loss	0.0	0.0	0.0
Silicosis settlement costs	0.0	0.0	0.0
Impairment of investments and assets	0.0	0.0	0.0
Yamana break fee		0.0
Yamana transaction costs		0.0
Profit on disposal of assets	0.1	0.0	(0.4)
Royalties	0.0	0.0	0.0
Mining and income taxation	0.0	0.0	0.0
Current taxation	0.0	0.0	0.0
Deferred taxation	0.0	0.0	0.0
Profit/(loss) for the year	0.0	0.0	0.0
Owners of the parent	0.0	0.0	0.0
– Non-controlling interest holders	0.0	0.0	0.0
Total assets (excluding deferred taxation)	367.7	579.9	255.8
Total liabilities (excluding deferred taxation)	138.9	404.8	127.8
Net deferred taxation (assets)/liabilities	0.0	0.0	0.0
Capital expenditure	$ 51.7	$ 33.0	$ 43.7